Note 21 - Income Taxes - Recognized Deferred Tax Assets and Liabilities (Details) - CAD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Total deferred tax asset	$ 96,405	$ 38,560
Offset of deferred taxes	(93,873)	(17,292)
Net deferred tax asset	2,532	21,268
Total deferred tax liability	(93,873)	(17,292)
Offset of deferred taxes	93,873	17,292
Mark to market gains (losses) on derivative instruments [member]
Statement Line Items [Line Items]
Total deferred tax asset	17,580	28,667
Total deferred tax liability	(54,158)	(391)
Tax losses and excess of tax basis over book basis [member]
Statement Line Items [Line Items]
Total deferred tax asset	78,825	9,893
Partnership income deferred for tax [member]
Statement Line Items [Line Items]
Total deferred tax liability	(6,249)	(8,281)
Book to tax differences on other assets [member]
Statement Line Items [Line Items]
Total deferred tax liability	(30,480)	(4,476)
Convertible debentures [member]
Statement Line Items [Line Items]
Total deferred tax liability	$ (2,986)	$ (4,144)